Schedule Of Related Party Balances (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables	$ 67,180	$ 3,734,410
Loans Receivable		176,931
Investment in associates and joint ventures	12,236	885,269
Accounts payable and accrued liabilities	(249,976)	(382,794)
Contract liabilities		$ (55,434)